Lease Liabilities - Maturity Schedule of Lease Liabilities (Details) € in Millions	Dec. 31, 2020 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 5,979
2021
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,330
2022
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,052
2023
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	935
2024
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	747
2025
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	569
Subsequent years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,346
Non-current total
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 4,649